Share capital, share premium and other reserves (Tables)	12 Months Ended
Dec. 31, 2025
Share capital, share premium and other reserves
Summary of Share capital and share premium

		At 31 December 2025	At 31 December 2024
Ordinary shares at £0.01 each	Number	8,952,353,648	9,083,725,919
Share capital	£'000	89,524	90,837

Summary of other reserves

The analysis of other reserves is as follows:

	Cumulative translation reserve £m	EBT shares reserve[1] £m	Treasury shares reserve £m	Fair Value reserve £m	Capital redemption reserve £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m
As at 1 January 2024	626	(38)	–	–	–	139	(11,687)	(10,960)
Other comprehensive income	–	–	–	–	–	(26)	–	(26)
Shares transferred to employees	–	41	–	–	–	–	–	41
Repurchase of ordinary shares and capital reduction	–	–	–	–	1	–	–	1
Purchase of shares by employee benefit trust	–	(5)	–	–	–	–	–	(5)
Purchase of treasury shares	–	–	(116)	–	–	–	–	(116)
Exchange movements on overseas net assets	(132)	–	–	–	–	–	–	(132)
As at 31 December 2024	494	(2)	(116)	–	1	113	(11,687)	(11,197)
Other comprehensive income	–	–	–	(15)	–	(12)	–	(27)

	Cumulative translation reserve £m	EBT shares reserve[1] £m	Treasury shares reserve £m	Fair Value reserve £m	Capital redemption reserve £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m
Shares transferred to employees	–	107	1	–	–	–	–	108
Repurchase of ordinary shares and capital reduction	–	–	–	–	1	–	–	1
Transfer of treasury shares to employee benefit trust	–	(110)	110	–	–	–	–	–
Purchase of treasury shares	–	–	(151)	–	–	–	–	(151)
Exchange movements on overseas net assets	(246)	–	–	–	–	–	–	(246)
As at 31 December 2025	248	(5)	(156)	(15)	2	101	(11,687)	(11,512)

[1]	Shares owned through an EBT. The total number of shares held in connection with employee share schemes as at 31 December 2025 was 1.3m (2024:0.6m).

The cumulative translation exchange in equity is attributable to:

	Retained earnings	Non-controlling interests	Total cumulative translation exchange
	£m	£m	£m
As at 1 January 2024	626	(1)	625
Exchange movements on overseas net assets	(132)	(2)	(134)
As at 31 December 2024	494	(3)	491
Exchange movements on overseas net assets	(246)	(1)	(247)
As at 31 December 2025	248	(4)	244